Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 434	$ (96,600)	$ 19,911,412	$ (18,917,777)	$ 897,469
Balance, shares at Dec. 31, 2021	4,342,626
Stock-based compensation			6,492,653		6,492,653
Sale of Common Stock for cash	$ 12	(15,544)	2,919,692		2,904,160
Sale of Common Stock for cash, shares	121,323
Receipt of subscription receivable		96,600			96,600
Offering costs			(1,691,386)		(1,691,386)
Preferred share redemption	$ (1)		(224,999)		(225,000)
Preferred share redemption, shares	(9,284)
Net loss				(7,738,203)	$ (7,738,203)
Issuance of Common Stock upon exercise of warrants, shares
Balance at Dec. 31, 2022	$ 445	(15,544)	27,407,372	(26,655,980)	$ 736,293
Balance, shares at Dec. 31, 2022	4,454,665
Stock-based compensation	$ 15		6,645,876		6,645,891
Sale of Common Stock for cash	$ 7	(86,370)	1,598,623		1,512,260
Sale of Common Stock for cash, shares	65,960
Receipt of subscription receivable		95,190			95,190
Offering costs			(437,665)		(437,665)
Net loss				(12,616,408)	(12,616,408)
Stock-based compensation, shares	148,950
Recapitalization	$ 449		(2,128,994)		(2,128,545)
Recapitalization, shares	4,494,789
Issuance of Common Stock upon exercise of warrants	$ 9		1,034,991		$ 1,035,000
Issuance of Common Stock upon exercise of warrants, shares	90,000
Issuance of Common Stock pursuant to Forward Purchase Agreement	$ 50		1,221,895		$ 1,221,945
Issuance of Common Stock pursuant to Forward Purchase Agreement, shares	500,000
Balance at Dec. 31, 2023	$ 975	$ (6,724)	$ 35,342,098	$ (39,272,388)	$ (3,936,039)
Balance, shares at Dec. 31, 2023	9,754,364